13. RELATED PARTY TRANSACTIONS AND KEY MANAGEMENT COMPENSATION: Schedule of Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2025
Tables/Schedules
Schedule of Related Party Transactions

A summary of the Company’s related party transactions and key management compensation is as follows:

	2025	2024
	$	$
Directors’ fees	51,280	123,035
Exploration personnel and program support (1)	658,592	371,233
Management fees	719,071	562,246
Change of control payment to former officer in management fees (2)	-	1,525,912
Professional fees	-	1,012,555
Share-based payments	770,158	458,100
Other income	-	(130,000)
	2,199,101	3,923,081